COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases

Approximate remaining future minimum lease payments under these non-cancelable operating leases as of December 31, 2012 were as follows (in thousands):

Year ending December 31,	Future Payments
2013	$2,419
2014	2,392
2015	2,234
2016	2,286
2017	1,649
Thereafter	117

$11,097

        Approximate remaining future minimum lease payments under these non-cancelable operating leases as of September 30, 2013 were as follows (in thousands)(unaudited):

Year ending December 31,	Future Payments
2013 (remaining 3 months)	$862
2014	4,164
2015	8,869
2016	9,028
2017	8,555
Thereafter	29,661

$61,139